Retirement and Deferred Compensation Plans - Fair Values of Plan Assets for Each Major Asset Category Based on Nature and Significant Concentration of Risks in Plan Assets (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 191	$ 170
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	98	84
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	92	85
Quoted Price in Active Markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	191	170
Quoted Price in Active Markets (Level 1) [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	98	84
Quoted Price in Active Markets (Level 1) [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	92	85
Significant Other Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Significant Other Inputs (Level 2) [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Significant Other Inputs (Level 2) [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Unobservable Inputs (Level 3) [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Unobservable Inputs (Level 3) [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Overseas Quoted Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Period for the portion of UK Equities, overseas equities, government bonds and corporate bonds, benchmarked against FTSE	3 years	3 years
Overseas Quoted Equities [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	63	56
Overseas Quoted Equities [Member] | Quoted Price in Active Markets (Level 1) [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	63	56
Overseas Quoted Equities [Member] | Significant Other Inputs (Level 2) [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Overseas Quoted Equities [Member] | Unobservable Inputs (Level 3) [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
U.K. Government Bonds [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	54	51
U.K. Government Bonds [Member] | Quoted Price in Active Markets (Level 1) [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	54	51
U.K. Government Bonds [Member] | Significant Other Inputs (Level 2) [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
U.K. Government Bonds [Member] | Unobservable Inputs (Level 3) [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
MSCI World Index [Member]
Defined Benefit Plan Disclosure [Line Items]
Period for the portion of UK Equities, overseas equities, government bonds and corporate bonds, benchmarked against FTSE	3 years	3 years
FTSE Actuaries Government Securities Index [Member]
Defined Benefit Plan Disclosure [Line Items]
Period for the portion of UK Equities, overseas equities, government bonds and corporate bonds, benchmarked against FTSE	5 years	5 years
iBoxx Sterling Overall Index [Member]
Defined Benefit Plan Disclosure [Line Items]
Period for the portion of UK Equities, overseas equities, government bonds and corporate bonds, benchmarked against FTSE	3 years	3 years
U.K. Corporate Bonds [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	38	34
U.K. Corporate Bonds [Member] | Quoted Price in Active Markets (Level 1) [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	38	34
U.K. Corporate Bonds [Member] | Significant Other Inputs (Level 2) [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
U.K. Corporate Bonds [Member] | Unobservable Inputs (Level 3) [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	1
Cash [Member] | Quoted Price in Active Markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	1
Cash [Member] | Significant Other Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Cash [Member] | Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
UK Quoted Equities [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	35	28
UK Quoted Equities [Member] | Quoted Price in Active Markets (Level 1) [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	35	28
UK Quoted Equities [Member] | Significant Other Inputs (Level 2) [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
UK Quoted Equities [Member] | Unobservable Inputs (Level 3) [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets